FINANCIAL RISK MANAGEMENT - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [Abstract]
Cash and cash equivalents	$ 651.2	$ 158.8	$ 98.5
Trade and other receivables	4.2	3.4
Derivative assets (Note 17)	0.4	3.9
Convertible loan receivable	11.7	0.0
Loans and other receivables	19.7	8.6
Maximum exposure to credit risk	$ 687.2	$ 174.7